FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying Value and Fair Value of Financial Instruments
The carrying value and estimated fair value of our financial instruments at June 30, 2018 and December 31, 2017 are as follows:

	2018	2018	2017	2017
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	249,970	249,970	309,029	309,029
Restricted cash	71,691	71,691	62,955	62,955
Marketable securities	15,449	15,449	16,300	16,300
Derivative assets	11,811	11,811	3,748	3,748
Liabilities
Long term debt - floating	1,222,308	1,222,308	1,069,538	1,069,538
Long term debt - convertible bond	195,000	165,707	195,000	178,856
Long term debt - related party seller's credit	—	—	44,000	44,000
Derivative liabilities	913	913	2,293	2,293

Fair Value Hierarchy of Financial Instruments
The fair value hierarchy of our financial instruments at June 30, 2018 is as follows:

(in thousands of $)	2018 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	249,970	249,970	—	—
Restricted cash	71,691	71,691	—	—
Marketable securities	15,449	15,449	—	—
Derivative assets	11,811	—	11,811	—
Liabilities
Long term debt - floating	1,222,308	—	1,222,308	—
Long term debt - convertible bond	195,000	—	195,000	—
Long term debt - related party seller's credit	—	—	—	—
Derivative liabilities	913	—	913	—

The fair value hierarchy of our financial instruments at December 31, 2017 is as follows:

(in thousands of $)	2017 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	309,029	309,029	—	—
Restricted cash	62,955	62,955	—	—
Marketable securities	16,300	16,300	—	—
Derivative assets	3,748	—	3,748	—
Liabilities
Long term debt - floating	1,069,538	—	1,069,538	—
Long term debt - convertible bond	195,000	—	195,000	—
Long term debt - related party seller's credit	44,000	—	44,000	—
Derivative liabilities	2,293	—	2,293	—